UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - EUR (€) € in Thousands	Issued capital [member]	Net Income Loss [Member]	Retained earnings [member]	Other Reserve [Member]	Shares Premium [Member]	Accumulated other comprehensive income [member]	Total [Member]	Non-controlling interests [member]	Total
Beginning balance, value at Dec. 31, 2021	€ 45,122	€ (68,067)	€ (33,970)	€ 18,188	€ 106,920	€ (185)	€ 68,008	€ 146	€ 68,154
IfrsStatementLineItems [Line Items]
Net income/(loss) for the period		(16,761)					(16,761)		(16,761)
Other comprehensive income/(loss) for the period						(711)	(711)		(711)
Total comprehensive income/ (loss) for the period	45,122	(16,761)	(33,970)	18,188	106,920	(711)	(17,472)		(17,472)
Appropriation of result		68,067	(68,067)
Share based payment (Note 6)				999			999		999
Ending balance, value at Jun. 30, 2022	45,122	(16,761)	(102,037)	19,187	106,920	(896)	51,535	146	51,681
Beginning balance, value at Dec. 31, 2022	45,122	(46,382)	(102,037)	22,433	106,920	(1,655)	24,401	146	24,547
IfrsStatementLineItems [Line Items]
Net income/(loss) for the period		(305)					(305)	(20)	(325)
Other comprehensive income/(loss) for the period						(4,152)	(4,152)		(4,152)
Total comprehensive income/ (loss) for the period	45,122	(46,687)	(102,037)	22,433	106,920	(5,807)	19,919	126	20,070
Appropriation of result		305	(305)
Share based-compensation (Note 6)	176			1,399			1,575		1,575
Net change in Parent investment
Ending balance, value at Jun. 30, 2023	€ 45,298	€ (46,382)	€ (102,342)	€ 24,014	€ 106,920	€ (5,807)	€ 21,519	€ 126	€ 21,645